Shareholder Report			6 Months Ended
		Jun. 01, 2025	Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type			N-CSRS
Amendment Flag			false
Registrant Name			DEUTSCHE DWS PORTFOLIO TRUST
Entity Central Index Key			0000088063
Entity Investment Company Type			N-1A
Document Period End Date			Nov. 30, 2025
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
C000049879
Shareholder Report [Line Items]
Fund Name			DWS Floating Rate Fund
Class Name			Class A
Trading Symbol			DFRAX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about DWS Floating Rate Fund (the "Fund") for the period June 1, 2025 to November 30, 2025.
Additional Information [Text Block]			You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			(800) 728-3337
Additional Information Website			dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	1.00%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.35%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount			$ 51
Expense Ratio, Percent	[1]		1.00%
Material Change Date		Jun. 01, 2025
AssetsNet			$ 110,743,120
Holdings Count | Holding			257
Advisory Fees Paid, Amount			$ 232,269
InvestmentCompanyPortfolioTurnover			22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	110,743,120
Number of Portfolio Holdings	257
Portfolio Turnover Rate (%)	22
Total Net Advisory Fees Paid ($)	232,269

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Loan Participations and Assignments	84%
Exchange-Traded Funds	10%
Cash Equivalents	3%
Corporate Bonds	3%
Closed-End Investment Companies	0%
Common Stocks	0%
Warrants	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Industrials	17%
Financials	17%
Information Technology	15%
Consumer Discretionary	10%
Health Care	9%
Communication Services	6%
Materials	6%
Energy	4%
Utilities	3%
Consumer Staples	1%

Credit Quality

Credit Rating	% of Net Assets
BB	12%
B	71%
Below B	3%
Not Rated	1%

Credit Ratings Selection [Text Block]			The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since June 1, 2025. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

The Fund’s Board of Trustees approved the liquidation of the Fund on or about March 23, 2026. The Fund was closed to new investors effective the close of business December 12, 2025. As of December 31, 2025, the Fund has converted a substantial majority of its assets to cash or cash equivalents and the Fund will not be pursuing its investment objective during the period prior to liquidation.

Summary of Change Legend [Text Block]			This is a summary of certain changes of the Fund since June 1, 2025. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.
C000049880
Shareholder Report [Line Items]
Fund Name			DWS Floating Rate Fund
Class Name			Class C
Trading Symbol			DFRCX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about DWS Floating Rate Fund (the "Fund") for the period June 1, 2025 to November 30, 2025.
Additional Information [Text Block]			You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			(800) 728-3337
Additional Information Website			dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$89	1.75%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 2.14%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount			$ 89
Expense Ratio, Percent	[2]		1.75%
Material Change Date		Jun. 01, 2025
AssetsNet			$ 110,743,120
Holdings Count | Holding			257
Advisory Fees Paid, Amount			$ 232,269
InvestmentCompanyPortfolioTurnover			22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	110,743,120
Number of Portfolio Holdings	257
Portfolio Turnover Rate (%)	22
Total Net Advisory Fees Paid ($)	232,269

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Loan Participations and Assignments	84%
Exchange-Traded Funds	10%
Cash Equivalents	3%
Corporate Bonds	3%
Closed-End Investment Companies	0%
Common Stocks	0%
Warrants	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Industrials	17%
Financials	17%
Information Technology	15%
Consumer Discretionary	10%
Health Care	9%
Communication Services	6%
Materials	6%
Energy	4%
Utilities	3%
Consumer Staples	1%

Credit Quality

Credit Rating	% of Net Assets
BB	12%
B	71%
Below B	3%
Not Rated	1%

Credit Ratings Selection [Text Block]			The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since June 1, 2025. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

The Fund’s Board of Trustees approved the liquidation of the Fund on or about March 23, 2026. The Fund was closed to new investors effective the close of business December 12, 2025. As of December 31, 2025, the Fund has converted a substantial majority of its assets to cash or cash equivalents and the Fund will not be pursuing its investment objective during the period prior to liquidation.

Summary of Change Legend [Text Block]			This is a summary of certain changes of the Fund since June 1, 2025. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.
C000049881
Shareholder Report [Line Items]
Fund Name			DWS Floating Rate Fund
Class Name			Class S
Trading Symbol			DFRPX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about DWS Floating Rate Fund (the "Fund") for the period June 1, 2025 to November 30, 2025.
Additional Information [Text Block]			You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			(800) 728-3337
Additional Information Website			dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$41	0.80%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.18%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount			$ 41
Expense Ratio, Percent	[3]		0.80%
Material Change Date		Jun. 01, 2025
AssetsNet			$ 110,743,120
Holdings Count | Holding			257
Advisory Fees Paid, Amount			$ 232,269
InvestmentCompanyPortfolioTurnover			22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	110,743,120
Number of Portfolio Holdings	257
Portfolio Turnover Rate (%)	22
Total Net Advisory Fees Paid ($)	232,269

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Loan Participations and Assignments	84%
Exchange-Traded Funds	10%
Cash Equivalents	3%
Corporate Bonds	3%
Closed-End Investment Companies	0%
Common Stocks	0%
Warrants	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Industrials	17%
Financials	17%
Information Technology	15%
Consumer Discretionary	10%
Health Care	9%
Communication Services	6%
Materials	6%
Energy	4%
Utilities	3%
Consumer Staples	1%

Credit Quality

Credit Rating	% of Net Assets
BB	12%
B	71%
Below B	3%
Not Rated	1%

Credit Ratings Selection [Text Block]			The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since June 1, 2025. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

The Fund’s Board of Trustees approved the liquidation of the Fund on or about March 23, 2026. The Fund was closed to new investors effective the close of business December 12, 2025. As of December 31, 2025, the Fund has converted a substantial majority of its assets to cash or cash equivalents and the Fund will not be pursuing its investment objective during the period prior to liquidation.

Summary of Change Legend [Text Block]			This is a summary of certain changes of the Fund since June 1, 2025. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.
C000049882
Shareholder Report [Line Items]
Fund Name			DWS Floating Rate Fund
Class Name			Institutional Class
Trading Symbol			DFRTX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about DWS Floating Rate Fund (the "Fund") for the period June 1, 2025 to November 30, 2025.
Additional Information [Text Block]			You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			(800) 728-3337
Additional Information Website			dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$38	0.75%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.01%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount			$ 38
Expense Ratio, Percent	[4]		0.75%
Material Change Date		Jun. 01, 2025
AssetsNet			$ 110,743,120
Holdings Count | Holding			257
Advisory Fees Paid, Amount			$ 232,269
InvestmentCompanyPortfolioTurnover			22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	110,743,120
Number of Portfolio Holdings	257
Portfolio Turnover Rate (%)	22
Total Net Advisory Fees Paid ($)	232,269

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Loan Participations and Assignments	84%
Exchange-Traded Funds	10%
Cash Equivalents	3%
Corporate Bonds	3%
Closed-End Investment Companies	0%
Common Stocks	0%
Warrants	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Industrials	17%
Financials	17%
Information Technology	15%
Consumer Discretionary	10%
Health Care	9%
Communication Services	6%
Materials	6%
Energy	4%
Utilities	3%
Consumer Staples	1%

Credit Quality

Credit Rating	% of Net Assets
BB	12%
B	71%
Below B	3%
Not Rated	1%

Credit Ratings Selection [Text Block]			The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since June 1, 2025. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

The Fund’s Board of Trustees approved the liquidation of the Fund on or about March 23, 2026. The Fund was closed to new investors effective the close of business December 12, 2025. As of December 31, 2025, the Fund has converted a substantial majority of its assets to cash or cash equivalents and the Fund will not be pursuing its investment objective during the period prior to liquidation.

Summary of Change Legend [Text Block]			This is a summary of certain changes of the Fund since June 1, 2025. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.